Statement of Changes in Common Stock Subject to Possible Redemption and Stockholders' Deficit - USD ($)	Total	Common Class A [Member]	Common Class B [Member]	Private Placement [Member]	Private Placement [Member] Common Class A [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Private Placement [Member]	Retained Earnings [Member]	Temporary Equity [Member] Common Class A [Member]	Temporary Equity [Member] Common Class A [Member] Public Shares [Member]
Beginning balance at Jan. 14, 2021
Beginning Balance (in shares) at Jan. 14, 2021		0	0						0
Issuance of common stock to Sponsor	12,500		$ 500			12,000
Issuance of common stock to Sponsor, shares			5,000,000
Stock shares issued during the period shares				$ 9,900,000	$ 99		$ 9,899,901			$ 325,339,740
Stock shares issued during the period shares, shares					990,000					34,500,000
Accretion of Class A Common Stock to redemption value	(19,660,260)					(9,911,901)		(9,748,359)	$ 19,660,260
Net loss	(3,334,058)							(3,334,058)
Ending balance at Mar. 31, 2021	(13,081,818)	$ 99	$ 500					(13,082,417)	$ 345,000,000
Ending Balance (in shares) at Mar. 31, 2021		990,000	5,000,000						34,500,000
Beginning balance at Jan. 14, 2021
Beginning Balance (in shares) at Jan. 14, 2021		0	0						0
Issuance of common stock to Sponsor, shares			5,000,000
Stock shares issued during the period shares, shares					990,000
Accretion of Class A Common Stock to redemption value	(3,450,000)	$ (19,660,260)				$ (9,911,901)		(9,748,359)
Net loss	(4,651,699)	(187,819)	$ (1,369,259)
Ending balance at Jun. 30, 2021	(14,399,459)	$ 99	$ 500					(14,400,058)	$ 345,000,000
Ending Balance (in shares) at Jun. 30, 2021		990,000	5,000,000						34,500,000
Beginning balance at Mar. 31, 2021	(13,081,818)	$ 99	$ 500					(13,082,417)	$ 345,000,000
Beginning Balance (in shares) at Mar. 31, 2021		990,000	5,000,000						34,500,000
Net loss	(1,317,641)							(1,317,641)
Ending balance at Jun. 30, 2021	$ (14,399,459)	$ 99	$ 500					$ (14,400,058)	$ 345,000,000
Ending Balance (in shares) at Jun. 30, 2021		990,000	5,000,000						34,500,000